UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline               New York, N.Y.             February 14, 2007
--------------------           ------------------------      ----------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  $526,876
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)      28-11700                   Axial Capital, LP

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6       COLUMN 7    COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE    SHARED  NONE

AMERICAN WOODMARK CORP          COM             030506109    7,679    183,500   SH        SHARED-DEFINED   1     183,500
ARKANSAS BEST CORP DEL          COM             040790107    2,340     65,000   SH        SHARED-DEFINED   1      65,000
ARRIS GROUP INC                 COM             04269Q100    3,753    300,000   SH        SHARED-DEFINED   1     300,000
AUDIBLE INC                     COM NEW         05069A302    5,413    682,564   SH        SHARED-DEFINED   1     682,564
BOSTON SCIENTIFIC CORP          COM             101137107    3,307    192,475   SH        SHARED-DEFINED   1     192,475
BUILDING MATLS HLDG CORP        COM             120113105    2,099     85,000   SH        SHARED-DEFINED   1      85,000
CARMIKE CINEMAS INC             COM             143436400   10,135    497,065   SH        SHARED-DEFINED   1     497,065
CARROLS RESTAURANT GROUP INC    COM             14574X104    1,813    127,875   SH        SHARED-DEFINED   1     127,875
CENTRAL GARDEN & PET CO         COM             153527106    2,905     60,000   SH        SHARED-DEFINED   1      60,000
CORE MARK HOLDING CO INC        COM             218681104    7,475    223,471   SH        SHARED-DEFINED   1     223,471
CROCS INC                       COM             227046109   17,314    400,784   SH        SHARED-DEFINED   1     400,784
DOLLAR THRIFTY AUTOMOTIVE GP    COM             256743105    5,670    124,325   SH        SHARED-DEFINED   1     124,325
ENCORE WIRE CORP                COM             292562105    6,805    309,200   SH        SHARED-DEFINED   1     309,200
FURNITURE BRANDS INTL INC       COM             360921100    8,173    503,545   SH        SHARED-DEFINED   1     503,545
GRIFFON CORP                    COM             398433102    3,443    135,000   SH        SHARED-DEFINED   1     135,000
HOMEBANC CORP GA                COM             43738R109    1,275    301,325   SH        SHARED-DEFINED   1     301,325
HOUSTON WIRE & CABLE CO         COM             44244K109    4,944    236,550   SH        SHARED-DEFINED   1     236,550
INPHONIC INC                    COM             45772G105    3,734    336,739   SH        SHARED-DEFINED   1     336,739
INTEGRATED ELECTRICAL SVC       COM             45811E301    1,240     69,700   SH        SHARED-DEFINED   1      69,700
LA Z BOY INC                    COM             505336107      801     67,500   SH        SHARED-DEFINED   1      67,500
LAMSON & SESSIONS CO            COM             513696104   16,320    672,700   SH        SHARED-DEFINED   1     672,700
LCA-VISION INC                  COM PAR $.001   501803308   12,370    360,000   SH        SHARED-DEFINED   1     360,000
M & F WORLDWIDE CORP            COM             552541104   20,260    802,061   SH        SHARED-DEFINED   1     802,061
MARCHEX INC                     CL B            56624R108    4,062    303,593   SH        SHARED-DEFINED   1     303,593
MERCER INTL INC                 COM             588056101    4,514    380,321   SH        SHARED-DEFINED   1     380,321
MSC SOFTWARE CORP               COM             553531104    5,891    386,771   SH        SHARED-DEFINED   1     386,771
NEWS CORP                       CL A            65248E104    2,628    122,350   SH        SHARED-DEFINED   1     122,350
NITROMED INC                    COM             654798503    2,353    960,410   SH        SHARED-DEFINED   1     960,410
NUTRI SYS INC NEW               COM             67069D108   21,319    336,320   SH        SHARED-DEFINED   1     336,320
PHARMACEUTICAL HLDRS TR         DEPOSITRY RCPT  71712A206   18,366    238,675   SH        SHARED-DEFINED   1     238,675
PROGRESSIVE GAMING INTL CORP    COM             74332S102      635     70,000   SH        SHARED-DEFINED   1      70,000
QLT INC                         COM             746927102   26,348  3,114,371   SH        SHARED-DEFINED   1   3,114,371
QUALCOMM INC                    COM             747525103    3,558     94,150   SH        SHARED-DEFINED   1      94,150
RACKABLE SYS INC                COM             750077109   11,149    360,000   SH        SHARED-DEFINED   1     360,000
SHUFFLE MASTER INC              COM             825549108    1,310     50,000   SH        SHARED-DEFINED   1      50,000
SIMPSON MANUFACTURING CO INC    COM             829073105    7,827    247,300   SH        SHARED-DEFINED   1     247,300
SPDR TR                         UNIT SER 1      78462F103  180,156  1,272,106   SH        SHARED-DEFINED   1   1,272,106
ST JUDE MED INC                 COM             790849103    4,140    113,250   SH        SHARED-DEFINED   1     113,250
STAMPS COM INC                  COM NEW         852857200   11,909    756,125   SH        SHARED-DEFINED   1     756,125
STREETTRACKS GOLD TR            GOLD SHS        863307104   19,582    309,797   SH        SHARED-DEFINED   1     309,797
SYSTEMAX INC                    COM             871851101    4,363    250,000   SH        SHARED-DEFINED   1     250,000
TEMPUR PEDIC INTL INC           COM             88023U101    4,092    200,000   SH        SHARED-DEFINED   1     200,000
TRUE RELIGION APPAREL INC       COM             89784N104    6,607    431,550   SH        SHARED-DEFINED   1     431,550
UNITEDHEALTH GROUP INC          COM             91324P102    7,155    133,175   SH        SHARED-DEFINED   1     133,175
U S XPRESS ENTERPRISES INC      CL A            90338N103    3,509    213,083   SH        SHARED-DEFINED   1     213,083
UTSTARCOM INC                   COM             918076100    2,625    300,000   SH        SHARED-DEFINED   1     300,000
VALUECLICK INC                  COM             92046N102    5,317    225,000   SH        SHARED-DEFINED   1     225,000
VERTRUE INC                     COM             92534N101    5,984    155,783   SH        SHARED-DEFINED   1     155,783
VISTAPRINT LIMITED              SHS             G93762204    3,122     94,300   SH        SHARED-DEFINED   1      94,300
WILLIAMS SCOTSMAN INTL INC      COM             96950G102    4,386    223,530   SH        SHARED-DEFINED   1     223,530
YAHOO INC                       COM             984332106    3,973    155,550   SH        SHARED-DEFINED   1     155,550
ZIX CORP                        COM             98974P100      728    611,815   SH        SHARED-DEFINED   1     611,815

Total                                                      526,876


SK 21635 0002 747553